Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Income from operations	$ 243,744	$ 5,108	$ 591,873	$ 233,994
Ireland
Segment Reporting Information [Line Items]
Income from operations	93,640	95,478	159,059	270,126
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	76,178	92,605	194,860	109,009
U.S.
Segment Reporting Information [Line Items]
Income from operations	63,356	(159,704)	177,145	(133,997)
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 10,570	$ (23,271)	$ 60,809	$ (11,144)